Loans (Summary Of Related Party Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans [Abstract]
Balance at beginning	$ 739	$ 860	$ 756
Additions	867	229	398
Repayments	208	350	294
Balance at end	$ 1,398	$ 739	$ 860